As filed with the Securities and Exchange Commission on April 1, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.9%
	Consumer Discretionary - 12.5%
3,450,000	Ascena Retail Group, Inc. (a)	$39,882,000
73,200	Bed Bath & Beyond, Inc. (a)	5,473,164
246,600	CarMax, Inc. (a)	15,313,860
2,364,600	Carnival Corp.	103,947,816
54,900	DIRECTV (a)	4,681,872
1,004,137	L Brands, Inc.	84,980,114
60,000	Newell Rubbermaid, Inc.	2,212,200
661,000	Ross Stores, Inc.	60,620,310
2,840,000	Sony Corp. - ADR	66,143,600
193,400	TJX Cos., Inc.	12,752,796
1,752,100	Tribune Publishing Co. (b)	36,794,100
624,806	Urban Outfitters, Inc. (a)	21,780,737
225,000	Walt Disney Co. (The)	20,466,000
29,600	Whirlpool Corp.	5,892,768
		480,941,337

	Consumer Staples - 1.0%
165,000	CVS Health Corp.	16,196,400
70,000	Kellogg Co.	4,590,600
150,000	PepsiCo, Inc.	14,067,000
100,000	Tyson Foods, Inc. - Class A	3,904,000
		38,758,000

	Energy - 1.9%
300,000	Cameron International Corp. (a)	13,434,000
60,000	EOG Resources, Inc.	5,341,800
95,000	Exxon Mobil Corp.	8,304,900
45,000	National Oilwell Varco, Inc.	2,449,350
27,000	Noble Energy, Inc.	1,288,980
60,000	Range Resources Corp.	2,776,200
165,763	Schlumberger Ltd.	13,657,214
80,000	Southwestern Energy Co. (a)	1,983,200
1,449,200	Transocean Ltd.	23,621,960
		72,857,604

	Financials - 9.6%
75,000	American Express Co.	6,051,750
3,309,900	Charles Schwab Corp. (The)	85,991,202
70,000	Chubb Corp. (The)	6,853,000
862,100	CME Group, Inc.	73,537,130
427,000	Comerica, Inc.	17,720,500
235,000	Discover Financial Services	12,779,300
684,950	Marsh & McLennan Cos., Inc.	36,829,762
281,600	Mercury General Corp.	16,093,440
1,037,600	Progressive Corp. (The)	26,925,720
1,402,908	Wells Fargo & Co.	72,838,983
348,200	Willis Group Holdings PLC	15,077,060
		370,697,847

	Health Care - 23.8%
997,900	Abbott Laboratories	44,666,004
685,200	AbbVie, Inc.	41,351,820
75,000	Affymetrix, Inc. (a)	828,000
1,257,000	Agilent Technologies, Inc.	47,476,890
783,500	Amgen, Inc.	119,295,710
144,600	Biogen Idec, Inc. (a)	56,272,536
117,900	Boston Scientific Corp. (a)	1,746,099
2,085,000	Eli Lilly & Co.	150,120,000
386,735	GlaxoSmithKline PLC - ADR	17,016,340
894,800	Johnson & Johnson	89,605,272
569,600	Medtronic PLC	40,669,440
700,000	Merck & Co., Inc.	42,196,000
518,350	Novartis AG - ADR	50,487,290
887,391	PerkinElmer, Inc.	40,562,643
435,044	Roche Holding AG - CHF	117,251,943
455,000	Sanofi - ADR	20,970,950
290,000	Thermo Fisher Scientific, Inc.	36,310,900
		916,827,837

	Industrials - 12.0%
1,388,500	Airbus Group N.V. - EUR	73,979,076
95,200	Alaska Air Group, Inc.	6,461,224
186,800	Boeing Co. (The)	27,155,116
154,000	C.H. Robinson Worldwide, Inc.	10,967,880
135,000	Caterpillar, Inc.	10,795,950
54,000	CIRCOR International, Inc.	2,667,060
185,000	CSX Corp.	6,160,500
520,000	Curtiss-Wright Corp.	34,595,600
185,000	Deere & Co.	15,760,150
201,900	FedEx Corp.	34,143,309
266,550	Honeywell International, Inc.	26,057,928
302,800	Jacobs Engineering Group, Inc. (a)	11,536,680
199,761	Matson, Inc.	6,941,695
232,000	Norfolk Southern Corp.	23,657,040
148,000	Pentair PLC	9,147,880
100,000	Republic Services, Inc.	3,968,000
544,700	Ritchie Bros. Auctioneers, Inc.	13,617,500
97,000	Rockwell Automation, Inc.	10,565,240
155,000	Safran S.A. - EUR	10,322,933
2,154,200	Southwest Airlines Co.	97,326,756
181,700	United Parcel Service, Inc. - Class B	17,959,228
56,000	United Technologies Corp.	6,427,680
		460,214,425

	Information Technology - 24.3%
850,000	Activision Blizzard, Inc.	17,760,750
478,600	Adobe Systems, Inc. (a)	33,564,218
692,800	Altera Corp.	22,810,440
601,800	Analog Devices, Inc.	31,356,789
975,000	Applied Materials, Inc.	22,269,000
250,000	Broadcom Corp. - Class A	10,608,750
2,546,600	Cisco Systems, Inc.	67,141,109
750,000	Corning, Inc.	17,827,500
480,000	Diebold, Inc.	14,976,000
1,155,000	eBay, Inc. (a)	61,215,000
598,700	EMC Corp.	15,524,291
21,200	Google, Inc. - Class A (a)	11,396,060
27,200	Google, Inc. - Class C (a)	14,538,944
1,493,900	Hewlett-Packard Co.	53,974,607
1,339,600	Intel Corp.	44,260,384
56,100	Intuit, Inc.	4,870,602
1,973,800	Keysight Technologies, Inc. (a)	65,905,182
579,000	KLA-Tencor Corp.	35,591,130
6,232,900	L.M. Ericsson Telephone Co. - ADR	75,605,077
49,000	MasterCard, Inc. - Class A	4,019,470
1,813,100	Microsoft Corp.	73,249,240
807,100	NetApp, Inc.	30,508,380
1,384,924	NeuStar, Inc. - Class A (a)	36,409,652
527,000	NVIDIA Corp.	10,121,035
420,500	QUALCOMM, Inc.	26,264,430
270,000	Symantec Corp.	6,687,900
1,632,800	Texas Instruments, Inc.	87,273,160
200,000	Thomson Reuters Corp.	7,680,000
99,100	Visa, Inc. - Class A	25,261,581
100,000	Xilinx, Inc.	3,857,500
24,800	Yahoo!, Inc. (a)	1,090,952
		933,619,133

	Materials - 2.4%
320,000	Celanese Corp. - Series A	17,203,200
389,700	Dow Chemical Co. (The)	17,598,852
157,800	E.I. du Pont de Nemours and Co.	11,236,938
70,000	Greif, Inc. - Class A	2,674,000
37,551	Greif, Inc. - Class B	1,645,109
25,000	Lyondellbasell Industries N.V. - Class A	1,977,250
134,900	Monsanto Co.	15,915,502
136,900	Potash Corp. of Saskatchewan, Inc.	5,002,326
481,200	Schweitzer-Mauduit International, Inc.	18,699,432
		91,952,609

	Utilities - 0.4%
22,000	Exelon Corp.	792,880
372,379	Public Service Enterprise Group, Inc.	15,893,136
		16,686,016

	TOTAL COMMON STOCKS
	(Cost $2,486,266,998)	$3,382,554,808

Shares		Value
	SHORT-TERM INVESTMENTS - 12.5%
482,601,756	Dreyfus Treasury Prime Cash Management Fund	$482,601,756
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $482,601,756)	482,601,756
	TOTAL INVESTMENTS
	(Cost $2,968,868,754) - 100.4% ^	3,865,156,564
	Liabilities in Excess of Other Assets - (0.4)%	(15,409,901)
	TOTAL NET ASSETS - 100.0%	$3,849,746,663

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:
	Cost of investments	$2,968,868,754
	Gross unrealized appreciation	966,152,383
	Gross unrealized depreciation	(69,864,573)
	Net unrealized appreciation	$896,287,810

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.7%
	Consumer Discretionary - 12.3%
2,145,000	Ascena Retail Group, Inc. (a)	$24,796,200
154,200	Bed Bath & Beyond, Inc. (a)	11,529,534
963,215	CarMax, Inc. (a)	59,815,651
1,945,746	Carnival Corp.	85,534,994
161,800	DIRECTV (a)	13,798,304
2,750,000	DreamWorks Animation SKG, Inc. - Class A (a)	51,342,500
281,900	Gildan Activewear, Inc.	16,454,503
1,571,198	L Brands, Inc.	132,970,487
1,490,000	Norwegian Cruise Line Holdings Ltd. (a)	65,202,400
68,000	Ross Stores, Inc.	6,236,280
100,000	Royal Caribbean Cruises Ltd.	7,555,000
18,300	Shake Shack, Inc. - Class A (a)	839,970
870,100	Shutterfly, Inc. (a)	38,171,287
3,551,000	Sony Corp. - ADR	82,702,790
126,000	TJX Cos., Inc.	8,308,440
308,600	Urban Outfitters, Inc. (a)	10,757,796
		616,016,136

	Consumer Staples - 0.4%
485,111	Boulder Brands, Inc. (a)	4,865,663
151,000	CVS Health Corp.	14,822,160
		19,687,823

	Energy - 1.4%
152,000	EOG Resources, Inc.	13,532,560
289,400	Frank's International N.V.	4,737,478
70,000	National Oilwell Varco, Inc.	3,810,100
68,000	Noble Energy, Inc.	3,246,320
100,000	Range Resources Corp.	4,627,000
132,700	Schlumberger Ltd.	10,933,153
175,000	Southwestern Energy Co. (a)	4,338,250
1,580,200	Transocean Ltd.	25,757,260
		70,982,121

	Financials - 4.2%
3,695,223	Charles Schwab Corp. (The)	96,001,894
100,000	Chubb Corp. (The)	9,790,000
214,200	CME Group, Inc.	18,271,260
190,000	Discover Financial Services	10,332,200
695,700	E*TRADE Financial Corp. (a)	16,035,885
540,350	Marsh & McLennan Cos., Inc.	29,054,619
355,000	Progressive Corp. (The)	9,212,250
480,000	Wells Fargo & Co.	24,921,600
		213,619,708

	Health Care - 33.9%
852,018	Abbott Laboratories	38,136,326
1,934,800	Abiomed, Inc. (a)	100,106,552
3,623,600	Accuray, Inc. (a)	26,705,932
950,000	Affymetrix, Inc. (a)	10,488,000
294,300	Agilent Technologies, Inc.	11,115,711
1,313,800	Amgen, Inc.	200,039,188
440,200	Biogen Idec, Inc. (a)	171,308,232
363,200	BioMarin Pharmaceutical, Inc. (a)	35,288,512
1,258,800	Boston Scientific Corp. (a)	18,642,828
990,100	Cepheid, Inc. (a)	55,950,551
193,700	Charles River Laboratories International, Inc. (a)	13,433,095
2,349,651	Eli Lilly & Co.	169,174,872
563,789	Epizyme, Inc. (a)	10,790,921
57,000	GlaxoSmithKline PLC - ADR	2,508,000
463,400	Illumina, Inc. (a)	90,451,046
6,550,854	ImmunoGen, Inc. (a) (b)	49,983,016
1,172,518	Insulet Corp. (a)	34,460,304
588,537	Johnson & Johnson	58,936,095
497,500	Medtronic PLC	35,521,500
535,000	Momenta Pharmaceuticals, Inc. (a)	5,761,950
4,518,856	Nektar Therapeutics (a)	66,156,052
516,750	Novartis AG - ADR	50,331,450
220,000	NuVasive, Inc. (a)	10,190,400
433,000	OraSure Technologies, Inc. (a)	3,979,270
260,000	PerkinElmer, Inc.	11,884,600
3,513,716	QIAGEN N.V. (a)	80,569,508
586,500	Roche Holding AG - CHF	158,071,976
4,694,900	Seattle Genetics, Inc. (a)	146,293,084
184,400	Thermo Fisher Scientific, Inc.	23,088,724
118,500	Waters Corp. (a)	14,107,425
		1,703,475,120

	Industrials - 10.8%
573,400	AECOM (a)	14,575,828
737,700	Airbus Group N.V. - EUR	39,304,548
1,041,000	American Airlines Group, Inc.	51,092,280
176,000	C.H. Robinson Worldwide, Inc.	12,534,720
133,600	Caterpillar, Inc.	10,683,992
146,000	CIRCOR International, Inc.	7,210,940
459,000	Curtiss-Wright Corp.	30,537,270
1,150,000	Delta Air Lines, Inc.	54,406,500
170,000	Expeditors International of Washington, Inc.	7,425,600
40,900	FedEx Corp.	6,916,599
177,000	IDEX Corp.	12,805,950
706,094	Jacobs Engineering Group, Inc. (a)	26,902,181
1,227,550	JetBlue Airways Corp. (a)	20,610,565
40,000	Pall Corp.	3,870,400
489,000	Ritchie Bros. Auctioneers, Inc.	12,225,000
33,100	Rockwell Automation, Inc.	3,605,252
2,823,200	Southwest Airlines Co.	127,552,176
1,296,100	United Continental Holdings, Inc. (a)	89,910,457
86,000	United Parcel Service, Inc. - Class B	8,500,240
		540,670,498

	Information Technology - 29.5%
1,530,900	Adobe Systems, Inc. (a)	107,362,017
305,000	Alibaba Group Holding Ltd. - ADR (a)	27,169,400
880,000	Altera Corp.	28,974,000
133,000	Analog Devices, Inc.	6,929,965
51,700	Applied Materials, Inc.	1,180,828
272,517	ASML Holding N.V.	28,325,417
8,591,250	BlackBerry Ltd. (a)	87,201,187
704,000	Cisco Systems, Inc.	18,560,960
350,000	Corning, Inc.	8,319,500
1,320,100	Cree, Inc. (a)	46,678,736
34,300	eBay, Inc. (a)	1,817,900
650,000	Electronic Arts, Inc. (a)	35,659,000
650,000	Ellie Mae, Inc. (a)	28,756,000
1,618,700	EMC Corp.	41,972,891
115,500	F5 Networks, Inc. (a)	12,892,110
4,308,700	Flextronics International Ltd. (a)	47,912,744
658,418	FormFactor, Inc. (a)	4,971,056
114,367	Google, Inc. - Class A (a)	61,477,981
114,767	Google, Inc. - Class C (a)	61,345,257
1,481,500	Hewlett-Packard Co.	53,526,595
1,479,200	Intel Corp.	48,872,768
105,000	Intuit, Inc.	9,116,100
415,000	Jabil Circuit, Inc.	8,553,150
703,150	Keysight Technologies, Inc. (a)	23,478,178
386,000	KLA-Tencor Corp.	23,727,420
4,960,300	L.M. Ericsson Telephone Co. - ADR	60,168,439
725,000	Micron Technology, Inc. (a)	21,217,125
2,345,400	Microsoft Corp.	94,754,160
2,094,011	NetApp, Inc.	79,153,616
1,378,100	NeuStar, Inc. - Class A (a)	36,230,249
2,020,000	Nuance Communications, Inc. (a)	27,764,900
677,000	NVIDIA Corp.	13,001,785
662,950	QUALCOMM, Inc.	41,407,857
160,000	Rambus, Inc. (a)	1,800,000
595,400	SanDisk Corp.	45,196,814
275,000	Stratasys Ltd. (a)	21,859,750
185,000	Symantec Corp.	4,582,450
1,793,895	Texas Instruments, Inc.	95,883,688
928,200	Trimble Navigation Ltd. (a)	22,128,288
280,000	Visa, Inc. - Class A	71,374,800
192,000	VMware, Inc. - Class A (a)	14,803,200
120,000	Xilinx, Inc.	4,629,000
		1,480,737,281

	Materials - 1.2%
394,500	Monsanto Co.	46,543,110
100,000	Praxair, Inc.	12,059,000
		58,602,110

	TOTAL COMMON STOCKS
	(Cost $3,091,136,827)	$4,703,790,797

Shares		Value
	SHORT-TERM INVESTMENTS - 6.3%
316,066,814	Dreyfus Treasury Prime Cash Management Fund	$316,066,814
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $316,066,814)	316,066,814
	TOTAL INVESTMENTS
	(Cost $3,407,203,641) - 100.0% ^	5,019,857,611
	Liabilities in Excess of Other Assets - 0.0%	(1,741,556)
	TOTAL NET ASSETS - 100.0%	$5,018,116,055

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:
	Cost of investments	$3,407,203,641
	Gross unrealized appreciation	1,755,243,576
	Gross unrealized depreciation	(142,589,606)
	Net unrealized appreciation	$1,612,653,970

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.6%
	Consumer Discretionary - 15.1%
2,248,000	Ascena Retail Group, Inc. (a)	$25,986,880
1,283,400	CarMax, Inc. (a)	79,699,140
2,531,880	Chegg, Inc. (a)	16,786,364
74,700	DIRECTV (a)	6,370,416
5,706,700	DreamWorks Animation SKG, Inc. - Class A (a) (b)	106,544,089
247,650	Gildan Activewear, Inc.	14,455,331
300,000	Norwegian Cruise Line Holdings Ltd. (a)	13,128,000
5,460,000	Quiksilver, Inc. (a)	10,210,200
1,066,201	Royal Caribbean Cruises Ltd.	80,551,486
100	Shake Shack, Inc. - Class A (a)	4,590
3,033,100	Shutterfly, Inc. (a) (b)	133,062,097
7,350,000	Sony Corp. - ADR	171,181,500
263,790	Tesla Motors, Inc. (a)	53,707,644
1,776,500	Tribune Media Co. - Class A (a)	104,618,085
1,532,251	Tribune Publishing Co. (b)	32,177,271
4,369,500	Tuesday Morning Corp. (a) (b)	77,340,150
608,900	Urban Outfitters, Inc. (a)	21,226,254
		947,049,497

	Consumer Staples - 0.5%
3,278,268	Boulder Brands, Inc. (a) (b)	32,881,028
12,000	Post Holdings, Inc. (a)	567,000
		33,448,028

	Energy - 1.5%
520,400	Cabot Oil & Gas Corp.	13,790,600
135,000	Cameron International Corp. (a)	6,045,300
120,000	EOG Resources, Inc.	10,683,600
85,800	National Oilwell Varco, Inc.	4,670,094
37,000	Range Resources Corp.	1,711,990
1,790,000	Rex Energy Corp. (a)	6,336,600
7,432,813	Solazyme, Inc. (a) (b)	16,426,517
2,042,482	Transocean Ltd.	33,292,456
		92,957,157

	Financials - 2.5%
837,100	CME Group, Inc.	71,404,630
121,500	Discover Financial Services	6,607,170
482,900	E*TRADE Financial Corp. (a)	11,130,845
905,820	MarketAxess Holdings, Inc.	68,815,145
25,000	Progressive Corp. (The)	648,750
		158,606,540

	Health Care - 30.4%
1,834,200	Abaxis, Inc. (b)	112,766,616
1,503,300	Abbott Laboratories	67,287,708
2,634,173	Abiomed, Inc. (a) (b)	136,292,111
3,666,900	Accuray, Inc. (a)	27,025,053
5,007,000	Affymetrix, Inc. (a) (b)	55,277,280
6,800	Avalanche Biotechnologies, Inc. (a)	269,824
204,100	Biogen Idec, Inc. (a)	79,427,556
597,300	BioMarin Pharmaceutical, Inc. (a)	58,033,668
99,000	Boston Scientific Corp. (a)	1,466,190
5,315,500	Cardica, Inc. (a) (b)	3,242,455
996,700	Cepheid, Inc. (a)	56,323,517
3,999,700	Cerus Corp. (a)	21,358,398
591,500	Charles River Laboratories International, Inc. (a)	41,020,525
7,744,720	Dyax Corp. (a) (b)	117,022,719
3,415,862	Epizyme, Inc. (a) (b)	65,379,599
2,030,000	Exact Sciences Corp. (a)	55,236,300
103,800	Flex Pharma, Inc. (a)	1,530,012
2,797,732	Fluidigm Corp. (a) (b)	107,796,614
113,000	Illumina, Inc. (a)	22,056,470
3,769,817	ImmunoGen, Inc. (a)	28,763,704
1,071,756	Insulet Corp. (a)	31,498,909
1,352,200	KaloBios Pharmaceuticals, Inc. (a)	554,402
648,935	Luminex Corp. (a)	11,453,703
1,769,283	Momenta Pharmaceuticals, Inc. (a)	19,055,178
11,502,030	Nektar Therapeutics (a) (b)	168,389,719
925,197	Novadaq Technologies, Inc. (a)	13,165,553
505,000	NuVasive, Inc. (a)	23,391,600
144,100	OncoMed Pharmaceuticals, Inc. (a)	3,294,126
1,523,900	OraSure Technologies, Inc. (a)	14,004,641
1,352,339	Pharmacyclics, Inc. (a)	228,207,206
5,501,614	QIAGEN N.V. (a)	126,152,009
426,400	Roche Holding AG - CHF	114,922,234
2,992,300	Seattle Genetics, Inc. (a)	93,240,068
378,600	Xencor, Inc. (a)	5,735,790
74,000	XenoPort, Inc. (a)	616,420
		1,911,257,877

	Industrials - 17.4%
375,000	AECOM (a)	9,532,500
772,400	Alaska Air Group, Inc.	52,422,788
3,500	Allegiant Travel Co.	634,445
3,233,700	American Airlines Group, Inc.	158,709,996
125,000	C.H. Robinson Worldwide, Inc.	8,902,500
289,000	CIRCOR International, Inc.	14,273,710
16,000	Controladora Comercial Mexicana, S.A. de C.V. - ADR (a)	146,400
237,474	Curtiss-Wright Corp.	15,799,145
3,300,900	Delta Air Lines, Inc.	156,165,579
42,800	Esterline Technologies Corp. (a)	4,797,452
265,000	Hawaiian Holdings, Inc. (a)	5,151,600
594,500	Hertz Global Holdings, Inc. (a)	12,199,140
927,600	Jacobs Engineering Group, Inc. (a)	35,341,560
6,630,925	JetBlue Airways Corp. (a)	111,333,231
425,000	NCI Building Systems, Inc. (a)	6,557,750
337,000	NN, Inc.	7,767,850
3,474,100	Polypore International, Inc. (a) (b)	155,361,752
575,372	Ritchie Bros. Auctioneers, Inc.	14,384,300
907,000	Southwest Airlines Co.	40,978,260
470,500	Spirit Airlines, Inc. (a)	34,882,870
2,400	TransDigm Group, Inc. (a)	493,272
148,137	Trex Co., Inc. (a)	6,300,267
3,176,600	United Continental Holdings, Inc. (a)	220,360,742
1,985,000	UTi Worldwide, Inc.	23,561,950
		1,096,059,059

	Information Technology - 28.7%
90,000	A10 Networks, Inc. (a)	432,000
1,062,100	Adobe Systems, Inc. (a)	74,485,073
891,200	Altera Corp.	29,342,760
15,000	Applied Materials, Inc.	342,600
7,700	Arista Networks, Inc. (a)	486,024
151,500	ASML Holding N.V.	15,746,910
2,251,023	Audience, Inc. (a) (b)	9,094,133
11,200,000	Axcelis Technologies, Inc. (a) (b)	26,880,000
18,097,218	BlackBerry Ltd. (a)	183,686,763
20,000	Broadcom Corp. - Class A	848,700
3,470,360	comScore, Inc. (a) (b)	144,228,162
749,000	Cray, Inc. (a)	24,335,010
1,675,300	Cree, Inc. (a)	59,238,608
16,900	eBay, Inc. (a)	895,700
475,000	Electronic Arts, Inc. (a)	26,058,500
2,790,800	Ellie Mae, Inc. (a) (b)	123,464,992
1,780,000	EMC Corp.	46,155,400
624,200	F5 Networks, Inc. (a)	69,673,204
1,392,222	FARO Technologies, Inc. (a) (b)	77,059,488
377,000	FEI Co.	30,996,940
300	FireEye, Inc. (a)	10,143
7,593,900	Flextronics International Ltd. (a)	84,444,168
1,116,300	FormFactor, Inc. (a)	8,428,065
103,370	Google, Inc. - Class A (a)	55,566,543
103,370	Google, Inc. - Class C (a)	55,253,332
2,723,425	Guidance Software, Inc. (a) (b)	17,865,668
108,000	Hewlett-Packard Co.	3,902,040
243,700	Intuit, Inc.	21,158,034
700,000	Jabil Circuit, Inc.	14,427,000
70,000	Keysight Technologies, Inc. (a)	2,337,300
585,400	KLA-Tencor Corp.	35,984,538
4,451,500	Micron Technology, Inc. (a)	130,273,148
46,419	Mobileye N.V. (a)	1,828,444
1,836,367	NetApp, Inc.	69,414,673
1,414,086	NeuStar, Inc. - Class A (a)	37,176,321
138,700	Nimble Storage, Inc. (a)	3,111,041
2,969,406	Nuance Communications, Inc. (a)	40,814,485
2,696,455	NVIDIA Corp.	51,785,418
706,300	QUALCOMM, Inc.	44,115,498
137,200	Rambus, Inc. (a)	1,543,500
785,500	SanDisk Corp.	59,627,305
8,378,200	ServiceSource International, Inc. (a) (b)	28,066,970
200,000	SMART Technologies, Inc. - Class A (a)	288,000
310,000	Stratasys Ltd. (a)	24,641,900
728,000	Trimble Navigation Ltd. (a)	17,355,520
700	Twitter, Inc. (a)	26,271
450,000	Universal Display Corp. (a)	14,337,000
160,000	VMware, Inc. - Class A (a)	12,336,000
1,574,000	Xoom Corp. (a)	23,216,500
		1,802,785,792

	Materials - 0.7%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	7,905,000
284,300	Monsanto Co.	33,541,714
94,100	Potash Corp. of Saskatchewan, Inc.	3,438,414
		44,885,128

	Telecommunication Services - 0.8%
12,485,000	Sprint Corp. (a)	53,685,500

	TOTAL COMMON STOCKS
	(Cost $4,103,109,811)	$6,140,734,578

Shares		Value
	SHORT-TERM INVESTMENTS - 2.5%
158,007,497	Dreyfus Treasury Prime Cash Management Fund	$158,007,497
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $158,007,497)	158,007,497
	TOTAL INVESTMENTS
	(Cost $4,261,117,308) - 100.1% ^	6,298,742,075
	Liabilities in Excess of Other Assets - (0.1)%	(9,846,532)
	TOTAL NET ASSETS - 100.0%	$6,288,895,543

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

^ The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:
	Cost of investments	$4,261,117,308
	Gross unrealized appreciation	2,384,189,418
	Gross unrealized depreciation	(346,564,651)
	Net unrealized appreciation	$2,037,624,767

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading.  Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded.  Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price.  Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”).  To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value.  These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its share NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2015.  There were no significant transfers into or out of Level 1 and Level 2 during the reporting period.  These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$3,382,554,808	$-	$-	$3,382,554,808
Total Equity	$3,382,554,808	$-	$-	$3,382,554,808
Short-Term Investments	$482,601,756	$-	$-	$482,601,756
Total Investments in Securities	$3,865,156,564	$-	$-	$3,865,156,564

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$4,703,790,797	$-	$-	$4,703,790,797
Total Equity	$4,703,790,797	$-	$-	$4,703,790,797
Short-Term Investments	$316,066,814	$-	$-	$316,066,814
Total Investments in Securities	$5,019,857,611	$-	$-	$5,019,857,611

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock1	$6,140,734,578	$-	$-	$6,140,734,578
Total Equity	$6,140,734,578	$-	$-	$6,140,734,578
Short-Term Investments	$158,007,497	$-	$-	$158,007,497
Total Investments in Securities	$6,298,742,075	$-	$-	$6,298,742,075

1 Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2015
Tribune Publishing Co.	$33,395,026	$-	$-	$306,618	$-	$36,794,100
Total	$33,395,026	$-	$-	$306,618	$-	$36,794,100

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2015
ImmunoGen, Inc.	$54,218,226	$4,437,431	$-	$-	$-	$49,983,016
Total	$54,218,226	$4,437,431	$-	$-	$-	$49,983,016

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2014	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2015
Abaxis, Inc.	$96,203,817	$405,229	$-	$182,869	$-	$112,766,616
Abiomed, Inc.	86,308,953	73,785	-	-	-	136,292,111
Affymetrix, Inc.	43,698,500	1,446,328	-	-	-	55,277,280
Audience, Inc.	8,396,316	-	-	-	-	9,094,133
Axcelis Technologies, Inc.	23,370,472	1,069,119	-	-	-	26,880,000
Boulder Brands, Inc. (1)	-	3,230,043	-	-	-	32,881,028
Cardica, Inc.	5,095,797	130,805	-	-	-	3,242,455
comScore, Inc.	148,769,370	-	2,579,391	-	642,259	144,228,162
DreamWorks Animation SKG, Inc.	122,689,276	4,933,581	-	-	-	106,544,089
Dyax, Corp.	95,791,053	12,202	-	-	-	117,022,719
Ellie Mae, Inc.	107,110,904	-	-	-	-	123,464,992
Epizyme, Inc. (1)	-	46,257,652	-	-	-	65,379,599
FARO Technologies, Inc.	77,852,432	113,280	-	-	-	77,059,488
Fluidigm Corp.	81,070,428	68,206	-	-	-	107,796,614
Guidance Software, Inc.	13,720,619	4,377,825	-	-	-	17,865,668
Marrone Bio Innovations, Inc.	6,091,500	-	-	-	-	7,905,000
Nektar Therapeutics	158,062,773	586,783	-	-	-	168,389,719
Peregrine Semiconductor Corp. (2) (3)	40,815,048	-	40,829,428	-	10,002,393	N/A
Polypore International, Inc.	152,362,872	222,069	-	-	-	155,361,752
ServiceSource International, Inc.	31,725,864	311,017	-	-	-	28,066,970
Shutterfly, Inc.	97,838,822	28,546,267	-	-	-	133,062,097
Solazyme, Inc.	48,246,701	3,478,815	-	-	-	16,426,517
Tribune Publishing Co.	29,204,704	-	-	268,144	-	32,177,271
Tuesday Morning Corp.	88,818,840	284,761	-	-	-	77,340,150
Total	$1,563,245,061	$95,547,767	$43,408,819	$451,013	$10,644,652	$1,754,524,430

(1) As of October 31, 2014, the company was not an affiliate.
(2) No longer an affiliate as of January 31, 2015.
(3) Included in "Proceeds from Securities Sold" are proceeds received when Peregrine Semiconductor Corp. was acquired in an all cash transaction.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By            /s/   Joel P. Fried
                                Joel P. Fried, Co-Chief Executive Officer

Date         3/30/2015

By            /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date         3/30/2015

By            /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date         3/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By             /s/ Joel P. Fried
                      Joel P. Fried, Co-Chief Executive Officer

Date         3/30/2015

By            /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date         3/30/2015

By            /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date         3/30/2015

By            /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date         3/30/2015